Executive and Supervisory Board Compensation (Tables)	12 Months Ended
Dec. 31, 2024
Executive and Supervisory Board Compensation
Schedule of executive board compensation

Executive Board Compensation

€ thousands	2024	2023	2022
Short-term employee benefits	21,116	19,632	12,556
Share-based payment	22,279	24,469	20,726
Subtotal	43,395	44,101	33,282
Post-employment benefits	-269	1,033	-1,429
thereof defined-benefit	-711	673	-1,433
thereof defined-contribution	441	360	4
Termination benefits	21,615	NA	9,600
Total	64,741	45,134	41,453

Schedule of share-based payment for executive board members

	2024	2023	2022
Number of share units granted	126,244	214,530	205,965
Total expense in € thousands	52,062	36,127	9,986

Schedule of retirement pension plan for executive board members

€ thousands	2024	2023	2022
DBO 12/31	1,187	2,192	1,462
Annual pension entitlement	88	137	114

Schedule of supervisory board compensation

€ thousands	2024	2023	2022
Total compensation	5,579	5,427	5,206
thereof fixed compensation	3,507	3,185	3,149
thereof committee remuneration	2,071	2,242	2,058

Schedule of payments to/DBO for former executive board members

€ thousands	2024	2023	2022
Payments	2,444	2,329	2,217
DBO 12/31	32,213	33,251	31,217